Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 7,980,203	₩ 7,017,639
Borrowings	8,437,703	7,316,298
Other financial liabilities	497,666	263,169
Lease liabilities	1,159,369	1,143,640
Cash and cash equivalents	3,019,592	2,634,624	₩ 2,305,894	₩ 2,703,422
Trade and other receivables	6,178,816	6,153,241
Other financial assets	2,008,038	1,747,187
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,019,592	2,634,624
Trade and other receivables	5,687,103	5,034,622
Other financial assets	608,389	671,068
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	952,319	809,919
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	18,126	127,929
Other financial assets	99,453	7,684
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	216,040	2,682
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	7,980,203	7,017,639
Borrowings	8,437,703	7,316,298
Other financial liabilities	263,500	132,558
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	491,713	1,118,619
Other financial assets	347,877	258,516
Others [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	₩ 1,159,369	₩ 1,143,640